Subsequent Events (Details)	Sep. 30, 2024 USD ($)	Apr. 18, 2024 shares	Apr. 16, 2024 shares	Mar. 25, 2024 shares	Mar. 04, 2024 USD ($) shares	Feb. 29, 2024 USD ($) shares	Jun. 30, 2024 EUR (€)	Jun. 30, 2024 USD ($)	Jun. 24, 2024 shares	Apr. 30, 2024 shares	Apr. 03, 2024 shares	Feb. 26, 2024 shares	Dec. 31, 2023 EUR (€) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 EUR (€)	Nov. 11, 2022 shares	Oct. 05, 2022 shares	Sep. 21, 2022 shares	Jul. 14, 2022 shares
Subsequent Events [Line Items]
Ordinary shares issued													300,000,000	300,000,000		100,000	50,000	50,000
Cash and cash equivalents													€ 2,293,518	$ 2,479,981	€ 347,229
Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Ordinary shares issued																			8,100,000
Daniel Joseph McClory [Member]
Subsequent Events [Line Items]
Ordinary shares issued																	250,000
Major ordinary share transactions [member]
Subsequent Events [Line Items]
Ordinary shares issued									10,000	50,000
Purchased ordinary shares						2,300,000
Share purchase payments (in Dollars) | $	$ 787,500				$ 375,000	$ 1,537,500
Sold ordinary shares				100,000
Converted shares				100,000
Cash and cash equivalents							€ 442,436	$ 474,972
Major ordinary share transactions [member] | 2022 Plan [Member]
Subsequent Events [Line Items]
Ordinary shares issued					300,000
Major ordinary share transactions [member] | Class B Ordinary Share [Member]
Subsequent Events [Line Items]
Ordinary shares issued									35,000
Major ordinary share transactions [member] | Class B Ordinary Share [Member] | 2022 Plan [Member]
Subsequent Events [Line Items]
Ordinary shares issued						100,000						500,000
Major ordinary share transactions [member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Share purchase payments (in Dollars) | $					$ 375,000
Major ordinary share transactions [member] | Executive Chairman and Director [Member]
Subsequent Events [Line Items]
Share purchase payments (in Dollars) | $	$ 750,000
Major ordinary share transactions [member] | Executive Chairman and Director [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Purchased ordinary shares						2,250,000
Major ordinary share transactions [member] | Mr. McClory and Niteroi SpA [Member]
Subsequent Events [Line Items]
Share purchase payments (in Dollars) | $						$ 1,500,000
Major ordinary share transactions [member] | Daniel Joseph McClory [Member]
Subsequent Events [Line Items]
Ordinary shares issued											4,550,000
Major ordinary share transactions [member] | Mr. McClory [Member]
Subsequent Events [Line Items]
Ordinary shares issued											4,550,000
Major ordinary share transactions [member] | Alessandro Aleotti and Niteroi Spa [Member] | Class B Ordinary Share [Member]
Subsequent Events [Line Items]
Converted shares			250,000
Major ordinary share transactions [member] | Alessandro Aleotti and Niteroi Spa [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Converted shares			250,000
Major ordinary share transactions [member] | BREA Holdings, LLC [Member] | Class B Ordinary Share [Member]
Subsequent Events [Line Items]
Converted shares		1,000,000
Major ordinary share transactions [member] | BREA Holdings, LLC [Member] | Class A Ordinary Shares [Member]
Subsequent Events [Line Items]
Converted shares		1,000,000